MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 -  Schedule 3

Client Name:
Client Project Name:	MSRM 2026-DSC2
Start - End Dates:	11/18/2026 - 12/16/2026
Deal Loan Count:	18

Loan Level Tape Compare Upload

Loans in Report	11

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
10178819	XXXXXX	Representative Credit Score for Grading	778	771
10178819	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
10178794	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
10178794	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
10178744	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
10178871	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
10178833	XXXXXX	DTI Qualifying (Back)	3.6000	0.0000
10178872	XXXXXX	Borrower DSCR Percent	0.5300	1.1192
10178806	XXXXXX	Cash Reserves	XXXXXX	XXXXXX
10178806	XXXXXX	Months Reserves	98.00	7.94
10178806	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
10178803	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
10178750	XXXXXX	Number of Units	2	1
10178750	XXXXXX	Property Type	2 Family	SFR
10178854	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
10178765	XXXXXX	Borrower DSCR Percent	0.8100	0.9311
10178765	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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